Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset retirement obligations
			Non-
	U.S.	TDS	Reportable	TDS
(Dollars in thousands)	Cellular	Telecom	Segment	Consolidated

Balance December 31, 2011	$143,402	$65,209	$3,806	$212,417
Additional liabilities accrued	5,578	367	-	5,945
Revisions in estimated cash outflows (1)	22,588	-	-	22,588
Disposition of assets	(2,674)	(298)	-	(2,972)
Accretion expense (2)	10,713	4,691	228	15,632
Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610

Balance December 31, 2010	$128,709	$61,036	$-	$189,745
Additional liabilities accrued	2,105	559	-	2,664
Revisions in estimated cash outflows	5,888	-	-	5,888
Acquisitions of assets	-	140	3,751	3,891
Disposition of assets	(1,323)	(929)	-	(2,252)
Accretion expense	8,023	4,403	55	12,481
Balance December 31, 2011	$143,402	$65,209	$3,806	$212,417

(1)	In 2012, U.S. Cellular included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.

(2)	In 2012, U.S. Cellular included $0.2 million of incremental accretion related to the Divestiture Transaction.